Long-term Debt (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Secured contingent payment obligation	$ 24,734	$ 25,557	$ 15,896	$ 14,185